FAIR VALUE MEASUREMENTS (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of financial assets that are measured at fair value on a recurring basis

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
June 30, 2021
Assets
Investments held in Trust Account:
Money Market investments	$500,143,016	$500,143,016	$—	$—
Liabilities
Warrant liability – Public Warrants	$25,666,667	$25,666,667	$—	$—
Warrant liability – Private Placement Warrants	$12,560,000	$—	$—	$12,560,000

December 31, 2020
Assets
Investments held in Trust Account:
Money Market investments	$500,098,582	$500,098,582	$—	$—
Liabilities
Warrant liability – Public Warrants	$31,666,670	$31,666,670	$—	$—
Warrant liability – Private Placement Warrants	$15,840,000	$—	$—	$15,840,000

Schedule of significant inputs to the Monte Carlo Simulation for the fair value

The following table provides the significant inputs to the Modified Black-Scholes model for the fair value of the Private Placement Warrants:

	As of	As of
	June 30, 2021	December 31, 2020
Stock price	$9.96	$10.06
Strike price	$11.50	$11.50
Probability of completing a Business Combination	*	86.0%
Dividend yield	—%	—%
Term (in years)	5.26	5.91
Volatility	21.5%	28.0%
Risk-free rate	0.91%	0.49%
Fair value of warrants	$1.57	$1.98

*The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.

Schedule of changes in the fair value of warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of August 26, 2020	$—	—	$—
Initial measurement at October 30, 2020	12,240,000	25,333,340	37,573,340
Change in valuation inputs or other assumptions	3,600,000	6,333,330	9,933,330
Fair value as of December 31, 2020	$15,840,000	31,666,670	$47,506,670

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2020	$15,840,000	$31,666,670	$47,506,670
Change in valuation inputs or other assumptions	(3,280,000)	(6,000,003)	(9,280,003)
Fair value as of June 30, 2021	$12,560,000	$25,666,667	$38,226,667